As filed with the Securities and Exchange Commission on June 30, 2022

Securities Act of 1933 Registration No. 333-09341

Investment Company Act of 1940 Registration No. 811-07739

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Check appropriate box or boxes

[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ] Pre-Effective Amendment No.
[X] Post-Effective Amendment No. 69
and/or
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X] Amendment No. 71

    Harding, Loevner Funds, Inc.

Registrant Exact Name as Specified in Charter

400 Crossing Boulevard, Fourth Floor
Bridgewater, New Jersey 08807
Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

1-877-435-8105
Registrant’s Telephone Number, including Area Code

Name and Address of Agent for Service:	Copies to:
Marcia Y. Lucas, Esq. The Northern Trust Company 333 South Wabash Ave Chicago, Illinois 60604	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036-6797

It is proposed that this filing become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on July 29, 2022 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)

[ ]	on (date) pursuant to paragraph (a)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 68 (the “Amendment”) to the Registration Statement of Harding, Loevner Funds, Inc. (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on April 21, 2022 for the purpose of registering one new series of the Registrant, the Emerging Markets ex China Portfolio. This Post-Effective Amendment No. 69 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating July 29, 2022 as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No. 69 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 69 and has duly caused this Post-Effective Amendment No. 69 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bridgewater, State of New Jersey, on the 30th day of June, 2022.

HARDING, LOEVNER FUNDS, INC.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* David R. Loevner David R. Loevner	Director	June 30, 2022

* Carolyn N. Ainslie Carolyn N. Ainslie	Director	June 30, 2022

* Alexandra K. Lynn Alexandra K. Lynn	Director	June 30, 2022

* Jill R. Cuniff Jill R. Cuniff	Director	June 30, 2022

* Jason Lamin Jason Lamin	Director	June 30, 2022

* R. Kelly Doherty R. Kelly Doherty	Director	June 30, 2022

* Charles W. Freeman, III Charles W. Freeman, III	Director	June 30, 2022

* Eric Rakowski Eric Rakowski	Director	June 30, 2022

/s/ Richard T. Reiter Richard T. Reiter	President (Principal Executive Officer)	June 30, 2022

/s/ Tracy L. Dotolo Tracy L. Dotolo	Chief Financial Officer and Treasurer (Principal Financial Officer)	June 30, 2022

/s/ Marcia Y. Lucas * Attorney-in-Fact
Dated: June 30, 2022

* As Attorney-in-Fact pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A.